UNITED STATES

			    SECURITIES AND EXCHANGE COMMISSION
                                    WASHINGTON D.C. 20549
					 FORM 13F
                                    FORM 13F COVER PAGE



     Report for the Calendar Year or Quarter Ended: December 31, 2011 Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: SG Capital Management, LLC
Address: 415 N. LaSalle Street, #401
Chicago, IL 60654

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ken Grossman
Title: Partner
Phone: 312-923-0150

Signature, Place, and Date of Signing:

Ken Grossman, Chicago, IL February 7, 2012


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE
[If there are no entries in this list, omit this section.]






                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $139,314
                                       (thousands)
List of Other Included Managers: NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEGION CORP			COM	00770F104 	4232	275934	SH		Sole		275934
ALASKA AIR GROUP INC		COM	011659109	227	3031	SH		Sole		3031
ANALOGIC CORP			COM	032657207	5540	96663	SH		Sole		96663
BOOZ ALLEN HAMILTON HOLDING	COM	099502106	1635	94823	SH		Sole		94823
COINSTAR INC			COM	19259P300	3253	71289	SH		Sole		71289
COMPUWARE CORP			COM	205638109	491	59134	SH		Sole		59134
ENERSYS				COM	29275Y102	6636	255528	SH		Sole		255528
EXLSERVICE HOLDINGS INC		COM	302081104	2937	131331	SH		Sole		131331
EXTREME NETWORKS INC		COM	30226D106	1658	567822	SH		Sole		567822
GENUINE PARTS CO		COM	372460105	1710	27950	SH		Sole		27950
HAIN CELESTIAL GROUP INC	COM	405217100	4638	126523	SH		Sole		126523
HEARTLAND PAYMENT SYSTEMS IN	COM	42235N108	7915	324935	SH		Sole		324935
ILLUMINA INC			COM	452327109	7420	243459	SH		Sole		243459
INSULET CORP			COM	45784P101	4249	225664	SH		Sole		225664
KEYNOTE SYSTEMS INC		COM	493308100	3637	177112	SH		Sole		177112
LINDSAY CORP			COM	535555106	1913	34852	SH		Sole		34852
LITHIA MOTORS INC-CL A		COM	536797103	211	9698	SH		Sole		9698
MARTIN MARIETTA MATERIALS	COM	573284106	850	11283	SH		Sole		11283
MASTEC INC			COM	576323109	6558	377577	SH		Sole		377577
MENTOR GRAPHICS CORP		COM	587200106	5167	381095	SH		Sole		381095
MERGE HEALTHCARE INC		COM	589499102	1534	316372	SH		Sole		316372
MERIDIAN BIOSCIENCE INC		COM	589584101	4709	249970	SH		Sole		249970
MIDDLEBY CORP			COM	596278101	1940	20636	SH		Sole		20636
MONRO MUFFLER BRAKE INC		COM	610236101	2339	60301	SH		Sole		60301
MSC INDUSTRIAL DIRECT CO-A	COM	553530106	6540	91412	SH		Sole		91412
NCI BUILDING SYSTEMS INC	COM	628852204	5412	497956	SH		Sole		497956
NEWPORT CORP			COM	651824104	3059	224784	SH		Sole		224784
OXFORD INDUSTRIES INC		COM	691497309	411	9121	SH		Sole		9121
QUANTA SERVICES INC		COM	74762E102	5150	239121	SH		Sole		239121
RICHARDSON ELEC LTD		COM	763165107	4353	354227	SH		Sole		354227
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	3235	228973	SH		Sole		228973
ROCKWOOD HOLDINGS INC		COM	774415103	275	7002	SH		Sole		7002
SILICON MOTION TECHNOL-ADR	COM	82706C108	5108	249446	SH		Sole		249446
SONIC AUTOMOTIVE INC-CLASS A	COM	83545G102	410	27724	SH		Sole		27724
TEAM INC			COM	878155100	280	9419	SH		Sole		9419
TELETECH HOLDINGS INC		COM	879939106	1639	101215	SH		Sole		101215
TITAN MACHINERY INC		COM	88830R101	3760	173048	SH		Sole		173048
ULTRATECH INC			COM	904034105	5791	235713	SH		Sole		235713
UNIFIRST CORP/MA		COM	904708104	5018	88453	SH		Sole		88453
WILLIAMS-SONOMA INC		COM	969904101	747	19415	SH		Sole		19415

